Accounts payable and other liabilities (Carrying amounts of financial liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	¥ 37,270,081	¥ 35,138,680
RMB [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	34,996,912	33,354,665
S$ [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	1,024,453	561,064
US$ [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	940,749	1,075,678
JPY [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	12,564	10,088
EUR [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	1,194	0
PKR [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	¥ 294,209	¥ 137,185